Supplement dated November 20, 2008 to the
Class A Shares, Class B Shares and Class C
Shares Prospectuses

Dated November 1, 2008
VAN KAMPEN CAPITAL GROWTH FUND
VAN KAMPEN SERIES FUND, INC.,
on behalf of its series,
Van Kampen American Value Fund
Van Kampen Emerging Markets Fund
Van Kampen Equity Growth Fund
Van Kampen Global Equity Allocation Fund
Van Kampen Global Franchise Fund,
as previously supplemented on November 1, 2008
Van Kampen Global Value Equity Fund

Dated October 8, 2008
VAN KAMPEN RETIREMENT STRATEGY TRUST,
on behalf of its series,
Van Kampen 2050 Retirement Strategy Fund
Van Kampen 2045 Retirement Strategy Fund
Van Kampen 2040 Retirement Strategy Fund
Van Kampen 2035 Retirement Strategy Fund
Van Kampen 2030 Retirement Strategy Fund
Van Kampen 2025 Retirement Strategy Fund
Van Kampen 2020 Retirement Strategy Fund
Van Kampen 2015 Retirement Strategy Fund
Van Kampen 2010 Retirement Strategy Fund
Van Kampen In Retirement Strategy Fund

Dated July 31, 2008
VAN KAMPEN EQUITY TRUST,
on behalf of its series,
Van Kampen Asset Allocation Conservative Fund
Van Kampen Asset Allocation Moderate Fund
Van Kampen Asset Allocation Growth Fund

Van Kampen Core Equity Fund
Van Kampen Leaders Fund
Van Kampen Mid Cap Growth Fund
Van Kampen Small Cap Growth Fund
Van Kampen Small Cap Value Fund,
each as previously supplemented on September 26, 2008
Van Kampen Utility Fund,
as previously supplemented on September 26, 2008 and
August 18, 2008
Van Kampen Value Opportunities Fund,
as previously supplemented on September 26, 2008

Dated June 30, 2008
VAN KAMPEN EQUITY TRUST II,
on behalf of its series,
Van Kampen Core Growth Fund,
as previously supplemented on September 26, 2008

May 30, 2008
VAN KAMPEN TRUST,
on behalf of its series,
Van Kampen Inflation-Linked Fixed Income Fund,
as previously supplemented on September 26, 2008

Dated April 30, 2008
VAN KAMPEN COMSTOCK FUND,
as previously supplemented on September 26, 2008
VAN KAMPEN HARBOR FUND,
as previously supplemented on September 26, 2008
VAN KAMPEN ENTERPRISE FUND,
as previously supplemented on September 26, 2008 and
May 21, 2008
VAN KAMPEN EQUITY AND INCOME FUND,
as previously supplemented on September 26, 2008
VAN KAMPEN LIMITED DURATION FUND,
as previously supplemented on September 26, 2008

VAN KAMPEN REAL ESTATE SECURITIES FUND,
as previously supplemented on September 26, 2008 and
April 30, 2008
VAN KAMPEN U.S. GOVERNMENT TRUST,
on behalf of its series,
Van Kampen U.S. Mortgage Fund,
as previously supplemented on September 26, 2008 and
August 14, 2008

Dated April 15, 2008
VAN KAMPEN EQUITY TRUST,
on behalf of its series,
Van Kampen Global Growth Fund,
as previously supplemented on September 26, 2008

Dated March 31, 2008
VAN KAMPEN GROWTH AND INCOME FUND,
as previously supplemented on September 26, 2008
VAN KAMPEN TAX-EXEMPT TRUST,
on behalf of its series,
Van Kampen High Yield Municipal Fund,
as previously supplemented on September 26, 2008,
August 15, 2008 and May 5, 2008

Dated January 31, 2008
VAN KAMPEN PENNSYLVANIA TAX FREE
INCOME FUND,
as previously supplemented on September 26, 2008
VAN KAMPEN GOVERNMENT SECURIITES FUND,
as previously supplemented on September 26, 2008
VAN KAMPEN TAX FREE TRUST,
on behalf of its series,
Van Kampen California Insured Tax Free Fund
Van Kampen Insured Tax Free Income Fund,
each as previously supplemented on September 26, 2008,
August 21, 2008 and May 21, 2008

Van Kampen Intermediate Term Municipal Income Fund,
as previously supplemented on September 26, 2008 and
August 21, 2008
Van Kampen Municipal Income Fund
Van Kampen New York Tax Free Income Fund
Van Kampen Strategic Municipal Income Fund,
each as previously supplemented on September 26, 2008

Dated December 28, 2007
VAN KAMPEN CORPORATE BOND FUND,
as previously supplemented on September 26, 2008
VAN KAMPEN HIGH YIELD FUND,
as previously supplemented on November 4, 2008,
September 26, 2008 and May 21, 2008
VAN KAMPEN TRUST,
on behalf of its series,
Van Kampen Core Plus Fixed Income Fund,
as previously supplemented on September 26, 2008 and
August 14, 2008
VAN KAMPEN EQUITY TRUST II,
on behalf of its series,
Van Kampen American Franchise Fund,
as previously supplemented on September 26, 2008
Van Kampen Equity Premium Income Fund,
as previously supplemented on September 26, 2008 and
May 21, 2008
Van Kampen International Advantage Fund,
as previously supplemented on September 26, 2008
Van Kampen International Growth Fund,
as previously supplemented on September 26, 2008 and
April 18, 2008
Van Kampen Technology Fund,
as previously supplemented on September 26, 2008 and
June 30, 2008

The Prospectus is hereby supplemented as follows:

1) The first sentence under the ninth paragraph in the section entitled “PURCHASE OF SHARES — How to Buy Shares” is hereby deleted and replaced with the following:

A low balance fee of $12 per year will be deducted in the fourth quarter of each year from all shareholder accounts with a value less than the low balance amount (the “Low Balance Amount”) as determined from time to time by the Fund and the Adviser. The Fund and the Adviser generally expect the Low Balance Fee to be $750, but such amount may be adjusted for any year depending on market conditions. The Low Balance Amount and the date on which it will be deducted from any shareholder account will be posted on our website, www.vankampen.com, on or about November 1 of each year (on or about December 1 for 2008).

2) The third sentence under the section entitled “PURCHASE OF SHARES — Class A Shares Quantity Discounts — Letter of Intent” is hereby deleted and replaced as follows:

Prior to November 1, 2009, an investor may elect to compute the 13-month period starting up to 90 days before the execution of the Letter of Intent.

3) The sixth sentence under the section entitled “PURCHASE OF SHARES — Class A Shares Quantity Discounts — Letter of Intent” is hereby deleted and replaced as follows:

If trades not initially made under a Letter of Intent subsequently qualify for a lower sales charge through the 90-day backdating provisions applicable prior to November 1, 2009, an adjustment will be made at the expiration of the Letter of Intent to five effect to the lower sales charge.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
MULTIFNDSPT4 11/08